EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Disclosure of earnings per share

	Years ended December 31
(In millions of dollars, except per share amounts)	2021	2020

Numerator (basic) - Net income for the year	1,558	1,592

Denominator - Number of shares (in millions):
Weighted average number of shares outstanding - basic	505	505
Effect of dilutive securities (in millions):
Employee stock options and restricted share units	1	1

Weighted average number of shares outstanding - diluted	506	506

Earnings per share:
Basic	$3.09	$3.15
Diluted	$3.07	$3.13